List of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
List of subsidiaries
Schedule of list of subsidiaries

	Ownership Interest	Ownership Interest
	June 30, 2026	December 31, 2025
Name	%	%
NHW Ltd	100	100
Nexters Global Ltd	100	100
Gamegears Ltd	100	100
Cubic Games Studio Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipessoal LDA	100	100
Nexters Midasian FZ LLC	—	100
GDEV Finance Ltd	100	100
Nexters Lithuania UAB	100	100
GDEV Investments Ltd	100	100
Light Hour Games Ltd	100	100